Share based compensation reserve (Tables)	9 Months Ended
Sep. 30, 2018
Share Capital, Reserves and Other Equity Interest [Abstract]
Summary of Management Share Awards
As part of its long term incentive initiatives, the Company has outstanding awards over 4,958,600 ordinary shares granted to certain members of its management team (the “Management Share Awards”) as of the following three award dates:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	Total
Number of awards outstanding at January 1, 2018	3,837,000	1,090,000	—	4,927,000
New awards granted in the period	—	—	481,600	481,600
Forfeitures in the period	(375,000)	(75,000)	—	(450,000)
Number of awards outstanding at September 30, 2018	3,462,000	1,015,000	481,600	4,958,600

Summary of Management Share Award Inputs and Assumptions
Following a revision to the January 1, 2016 and 2017 awards, which included changes to the EBITDA Performance Conditions and benchmark market share price targets, the inputs and assumptions underlying the Monte Carlo models for all awards outstanding as of valuation date are now as follows:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award
Grant date price	$16.91	$16.91	$16.91
Exercise price	$—	$—	$—
Expected life of restricted share	0.78 – 2.00 years	1.25 – 3.00 years	2.54 – 4.00 years
Expected volatility of the share price	22.0%	22.0%	24.0%
Dividend yield expected	—%	—%	—%
Risk free rate	2.06%	2.15%	2.23%
Employee exit rate	19.0%	19.0%	19.0%
EBITDA Performance Conditions	70.0%-90.0%	50.0%-70.0%	40.0%-50.0%

Schedule of Reserves within Equity
Share based compensation reserve

	Non-Executive Directors Award	Management Share Award 2016	Management Share Award 2017	Management Share Award 2018	Total Share based compensation reserve
	€m	€m	€m	€m	€m
Balance as of January 1, 2018	0.5	2.2	0.2	—	2.9
Non-Executive Director restricted share awards charge	0.7	—	—	—	0.7
Directors and Senior Management share awards charge - January 1, 2016	—	7.2	—	—	7.2
Directors and Senior Management share awards charge - January 1, 2017	—	—	1.3	—	1.3
Directors and Senior Management share awards charge - January 1, 2018	—	—	—	0.3	0.3
Vesting of Non-Executive Director restricted shares	(0.8)	—	—	—	(0.8)
Reclassification of awards for settlement of tax liabilities	—	(2.0)	—	—	(2.0)
Balance as of September 30, 2018	0.4	7.4	1.5	0.3	9.6